Financial instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Commitments [Line Items]
Cash, cash equivalents, and short-term investments	$ 71,842
Accounts payable	87,150	$ 79,943
Impact on net loss from a 50 basis point change in interest rates	$ 60
Accounts receivable | Customer receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	81.00%	89.00%
Accounts receivable | Government grants receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	19.00%	11.00%
Minimum
Other Commitments [Line Items]
A/R period	30 days
Maximum
Other Commitments [Line Items]
A/R period	90 days